UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	            Place,            and Date of Signing:
/s/Peter K. Seldin	New York, NY	August 07, 2009


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Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		22
Form 13F Information Table Value Total:   $257,377
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Hoyt Farm Partners, L.P.

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FORM 13F INFORMATION TABLE
COLUMN 1		COLUMN 2  COLUMN 3	COLUMN 4    COLUMN 5	COLUMN 6	COLUMN 7    COLUMN 8

                        TITLE OF             	VALUE       SHARES        INVESTMENT   	OTHER 	    VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP    	(X $1000)   PRN/AMT       DISCRETION	MANAGERS    SOLE      SHARED
ATP OIL & GAS		COM    00208J108        18417       2,646,092    SHARED-DEFINED  1,2        2,646,092     0
ATP OIL & GAS		COM    00208J108         6177         887,555    SHARED-DEFINED  1,3	      887,555     0
ATP OIL & GAS		COM    00208J108         1985         285,215    SHARED-DEFINED  1	      285,215     0
BPZ RESOURCES INC       COM    055639108        27483       5,620,306	 SHARED-DEFINED  1,2        5,620,306     0
BPZ RESOURCES INC       COM    055639108         7421       1,517,640    SHARED-DEFINED  1,3        1,517,640     0
BPZ RESOURCES INC       COM    055639108        19359       3,958,971    SHARED-DEFINED  1          3,958,971     0
CARRIZO OIL & GAS INC   COM    144577103        27999       1,632,598    SHARED-DEFINED  1,2	    1,632,598     0
CARRIZO OIL & GAS INC   COM    144577103         2945         171,730	 SHARED-DEFINED  1,3          171,730     0
CARRIZO OIL & GAS INC   COM    144577103        16407         956,671    SHARED-DEFINED  1	      956,671     0
COMPTON PETE CORP.	COM    204940100        18380      15,709,692    SHARED-DEFINED  1,2	   15,709,692     0
COMPTON PETE CORP.	COM    204940100         8921       7,624,901    SHARED-DEFINED  1,3	    7,624,901     0
COMPTON PETE CORP.	COM    204940100         2587       2,211,203    SHARED-DEFINED  1          2,211,203     0
GMX RES INC             COM    38011M108        20699       1,945,436    SHARED-DEFINED  1,2	    1,945,436     0
GMX RES INC             COM    38011M108         3798         356,940    SHARED-DEFINED  1,3	      356,940     0
GMX RES INC             COM    38011M108         2327         218,695    SHARED-DEFINED  1	      218,695     0
PETROHAWK ENERGY CORP	COM    716495106         7760         348,000	 SHARED-DEFINED  1	      348,000     0
RANGE RES CORP		COM    75281A109         7967         192,400	 SHARED-DEFINED  1            192,400     0
SOUTHWESTERN ENERGY CO	COM    845467109         9289         239,100    SHARED-DEFINED  1,2	      239,100     0
SOUTHWESTERN ENERGY CO	COM    845467109         8442         217,300 	 SHARED-DEFINED  1            217,300     0
TESCO CORP              COM    88157K101        18980       2,390,476    SHARED-DEFINED  1,2	    2,390,476     0
TESCO CORP              COM    88157K101        15433       1,943,754    SHARED-DEFINED  1,3	    1,943,754     0
TESCO CORP              COM    88157K101         4601         579,420    SHARED-DEFINED  1 	      579,420     0


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